Treasury risk management (Tables)	12 Months Ended
Dec. 31, 2023
Treasury Risk Management [Abstract]
Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Undiscounted cash flows	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount as shown in balance sheet
2023
Non-derivative financial liabilities:
Bank loans and overdrafts	(524)	(1)	(1)	(1)	(1)	(3)	(531)	(506)
Bonds and other loans	(4,650)	(3,599)	(2,480)	(2,643)	(4,092)	(14,028)	(31,492)	(26,692)
Lease liabilities	(407)	(316)	(260)	(193)	(153)	(362)	(1,691)	(1,395)
Other financial liabilities	(138)	(352)	(50)	–	–	(2)	(542)	(535)
Trade payables, accruals and other liabilities	(16,113)	(63)	(23)	(16)	(4)	(26)	(16,245)	(16,245)
Deferred consideration	(168)	(5)	–	–	–	–	(173)	(172)
	(22,000)	(4,336)	(2,814)	(2,853)	(4,250)	(14,421)	(50,674)	(45,545)
Derivative financial liabilities:
Interest rate derivatives:								(452)
Derivative contracts – receipts	542	84	84	971	54	192	1,927
Derivative contracts – payments	(648)	(150)	(125)	(1,020)	(95)	(326)	(2,364)
Foreign exchange derivatives:								(85)
Derivative contracts – receipts	7,704	–	–	–	–	–	7,704
Derivative contracts – payments	(7,806)	–	–	–	–	–	(7,806)
Commodity derivatives:								(22)
Derivative contracts – receipts	–	–	–	–	–	–	–
Derivative contracts – payments	(22)	–	–	–	–	–	(22)
	(230)	(66)	(41)	(49)	(41)	(134)	(561)	(559)
Total	(22,230)	(4,402)	(2,855)	(2,902)	(4,291)	(14,555)	(51,235)	(46,104)
2022
Non-derivative financial liabilities:
Bank loans and overdrafts	(529)	(5)	–	–	–	(7)	(541)	(519)
Bonds and other loans	(5,220)	(3,102)	(3,494)	(2,369)	(2,541)	(14,176)	(30,902)	(26,512)
Lease liabilities	(397)	(320)	(245)	(196)	(144)	(347)	(1,649)	(1,408)
Other financial liabilities	(104)	(27)	(290)	–	–	–	(421)	(418)
Trade payables, accruals and other liabilities	(17,166)	(74)	(28)	(16)	(12)	(38)	(17,334)	(17,334)
Deferred consideration	(79)	(96)	(14)	–	–	–	(189)	(180)
	(23,495)	(3,624)	(4,071)	(2,581)	(2,697)	(14,568)	(51,036)	(46,371)
Derivative financial liabilities:
Interest rate derivatives:								(529)
Derivative contracts – receipts	59	59	59	59	55	249	540
Derivative contracts – payments	(106)	(159)	(142)	(133)	(114)	(483)	(1,137)
Foreign exchange derivatives:								(217)
Derivative contracts – receipts	8,244	–	–	–	–	–	8,244
Derivative contracts – payments	(8,469)	–	–	–	–	–	(8,469)
Commodity derivatives:								(38)
Derivative contracts – receipts	–	–	–	–	–	–	–
Derivative contracts – payments	(38)	–	–	–	–	–	(38)
	(310)	(100)	(83)	(74)	(59)	(234)	(860)	(784)
Total	(23,805)	(3,724)	(4,154)	(2,655)	(2,756)	(14,802)	(51,896)	(47,155)

Summary of Derivative Cash Flow Hedges
The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount of related derivatives(a)
2023
Foreign exchange cash inflows	2,807	–	–	–	–	–	2,807	–
Foreign exchange cash outflows	(2,842)	–	–	–	–	–	(2,842)	(6)
Interest rate swaps cash inflows	526	68	68	959	42	1,387	3,050	48
Interest rate swaps cash outflows	(528)	(68)	(68)	(978)	(55)	(1,387)	(3,084)	–
Commodity contracts cash inflows	8	–	–	–	–	–	8	8
Commodity contracts cash outflows	(22)	–	–	–	–	–	(22)	(22)
2022
Foreign exchange cash inflows	3,100	–	–	–	–	–	3,100	–
Foreign exchange cash outflows	(3,180)	–	–	–	–	–	(3,180)	(48)
Interest rate swaps cash inflows	564	502	27	27	952	–	2,072	119
Interest rate swaps cash outflows	(464)	(473)	(13)	(13)	(923)	–	(1,886)	–
Commodity contracts cash inflows	6	–	–	–	–	–	6	6
Commodity contracts cash outflows	(38)	–	–	–	–	–	(38)	(38)
(a)See note 16C.

Summary of Currency Derivatives Outstanding

As at year end, the Group had the below notional amount of currency derivatives outstanding to which cash flow hedge accounting is applied:
Currency	2023	2022
EUR*	(951)	(958)
GBP	(372)	(408)
USD	363	764
SEK	(97)	(103)
CAD	(136)	(86)
PLN	(42)	(64)
Others	(181)	(136)
Total	(1,416)	(991)
* Euro exposure relates to group companies having non-euro functional currencies.

Disclosure of Outstanding Fixed to Float Interest Rate Swaps

	€ million	€ million
Cash flow hedge	2023	2022
Currency	2,605	1,923
EUR	1,250	–
USD	1,355	1,923
Fair value hedge
Currency	3,566	3,606
EUR	2,000	2,000
USD	1,220	1,267
GBP	346	339

Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps
The following table shows the split in fixed- and floating-rate interest exposures, taking into account the impact of interest rate swaps:

	€ million	€ million
	2023	2022
Current financial liabilities	(5,087)	(5,775)
Non-current financial liabilities	(24,535)	(23,713)
Total financial liabilities	(29,622)	(29,488)
Less: lease liabilities	(1,395)	(1,408)
Financial liabilities (excluding lease liabilities)	28,227	28,080
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(20,527)	(19,594)

Summary of Derivatives Used to Hedge
The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million	€ million		€ million	€ million
	Trade and other receivables	Current financial assets		Non-Current financial assets	Trade payables and other liabilities	Current financial liabilities		Non-Current financial liabilities	Total
31 December 2023
Foreign exchange derivatives
Fair value hedges	–	–		–	–	–		–	–
Cash flow hedges	22	–		–	(28)	–		–	(6)
Hedges on the net investment in foreign operations	–	–		–	–	(42)	(a)	–	(42)
Hedge accounting not applied	7	37	(a)	–	(15)	–		–	29
Interest rate derivatives
Fair value hedges	–	–		–	–	–		(425)	(425)
Cash flow hedges	–	–		75	–	(6)		(21)	48
Hedge accounting not applied	–	–		–	–	–		–	–
Commodity contracts
Cash flow hedges	8	–		–	(22)	–		–	(14)
Hedge accounting not applied	–	–		–	–	–		–	–
	37	37		75	(65)	(48)		(446)	(410)
	Total assets			149	Total liabilities			(559)	(410)
31 December 2022
Foreign exchange derivatives
Fair value hedges	–	–		–	–	–		–	–
Cash flow hedges	32	–		–	(80)	–		–	(48)
Hedges on the net investment in foreign operations	–	–		–	–	(92)	(a)	–	(92)
Hedge accounting not applied	51	163	(a)	–	(35)	(10)	(a)	–	169
Interest rate derivatives
Fair value hedges	–	–		–	–	–		(522)	(522)
Cash flow hedges	–	75		51	–	–		(7)	119
Hedge accounting not applied	–	–		–	–	–		–	–
Commodity contracts
Cash flow hedges	6	–		–	(38)	–		–	(32)
Hedge accounting not applied	–	–		–	–	–		–	–
	89	238		51	(153)	(102)		(529)	(406)
	Total assets			378	Total liabilities			(784)	(406)
(a)Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2023	Gross amounts of recognised financial assets	Gross amounts of recognised financial assets set off in the balance sheet	Net amounts of financial assets presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial assets	191	(42)	149	(122)	(6)	21
As at 31 December 2022
Derivative financial assets	449	(71)	378	(272)	(81)	25

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2023	Gross amounts of recognised financial liabilities	Gross amounts of recognised financial liabilities set off in the balance sheet	Net amounts of financial liabilities presented in the balance sheet	Financial instruments	Cash collateral received	Net amount
Derivative financial liabilities	(601)	42	(559)	122	–	(437)
As at 31 December 2022
Derivative financial liabilities	(855)	71	(784)	272	–	(512)